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EMERGING MARKETS GROWTH FUND INC
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Emerging Markets Growth Fund, Inc.SM Prospectus Supplement February 15, 2023 (for prospectus dated September 2, 2022)

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Growth Fund, Inc.SM
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1. The “Principal investment strategies” section of the prospectus is amended to read as follows:

Principal investment strategies The fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as “emerging markets.” In determining whether an issuer is in a developing country, the fund will consider, among other things, whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled and/or the location of the issuer’s principal place of business. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. Under normal market conditions, the fund invests at least 90% of its net assets in developing country equity securities. These securities are discussed more fully under “Investment objective, strategies and risks.”

The fund may have significant exposure to one or more developing countries. For example, as of December 31, 2021, the fund held more than 30% of its assets in securities of issuers domiciled in China. See the paragraphs captioned “Investing outside the United States,” “Investing in developing countries” and “Exposure to country, region, industry or sector” under “Principal risks” below for a description of risks associated with such investments. More current portfolio holdings information for the fund is available on our website at capitalgroup.com.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Keep this supplement with your statement of additional information.